CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total equity attributable to Nebius Group N.V.	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding	Treasury shares at cost	Additional Paid-In Capital	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Non-redeemable non-controlling interests	Redeemable non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2021	$ 3,393.1		$ 9.2	$ (38.2)	$ 1,861.6	$ (1,308.7)	$ 2,869.2	$ 186.9		$ 3,580.0
Balance (in shares) at Dec. 31, 2021		1	358,703,352
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense	70.0				70.0					70.0
Restructuring of convertible debt (Note 12)	176.6				176.6					176.6
Issue of new shares (Note 13) (in shares)			2,541,791
Exercise of share options (in shares)			237,138
Tax withholding related to exercise of share awards	(0.3)				(0.3)					(0.3)
Sale of treasury shares, net of issuance costs (Note 13)				18.6	(18.6)
Repurchase of share options	(1.3)						(1.3)		$ (6.7)	(1.3)
Net income / (loss)	745.6						745.6	125.1		870.7
Translation adjustment	98.7					98.7		6.6		105.3
Change in redemption value of redeemable noncontrolling interests	4.6						4.6			4.6
Other	1.8				1.8			(1.0)		0.8
Balance at end of period at Dec. 31, 2022	4,488.8		$ 9.2	(19.6)	2,091.1	(1,210.0)	3,618.1	317.6		4,806.4
Balance (in shares) at Dec. 31, 2022		1	361,482,281
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense	109.0				109.0					109.0
Transaction with Uber (Note 3)	(422.7)				(320.2)	(102.5)		(280.0)		(702.7)
Net income / (loss)	241.3						241.3	24.6		265.9
Translation adjustment	(1,055.0)					(1,055.0)		(59.6)		(1,114.6)
Other	(67.7)				(67.7)			(2.4)		(70.1)
Balance at end of period at Dec. 31, 2023	3,293.7		$ 9.2	(19.6)	1,812.2	(2,367.5)	3,859.4	0.2		3,293.9
Balance (in shares) at Dec. 31, 2023		1	361,482,281
Increase (Decrease) in Shareholders' Equity
Priority share elimination (in shares)		(1)
Divestment (Note 3)	142.2			(2,286.4)		2,428.6				142.2
Divestment (Note 3) ( in shares)			(162,485,725)
Transfer of shares to noteholders (Note 13)				43.1	(43.1)
Transfer of shares to noteholders (Note 13) (in shares)			3,046,129
Contingent tax liability in respect of shares remained in treasury (Note 11)	(180.9)			(180.9)						(180.9)
Share-based compensation expense	65.8				65.8					65.8
Repurchase of equity classified awards	(10.0)				(10.0)			$ (0.2)		(10.2)
Exercise of share options				4.0	(4.0)
Exercise of share options (in shares)			283,870
Sale of treasury shares, net of issuance costs (Note 13)	667.5			471.7	195.8					667.5
Sale of treasury shares, net of issuance costs (Note 13) (in shares)			33,333,334
Net income / (loss)	(641.4)						(641.4)			(641.4)
Translation adjustment	(83.2)					(83.2)				(83.2)
Other (in shares)			93,711
Balance at end of period at Dec. 31, 2024	$ 3,253.7		$ 9.2	$ (1,968.1)	$ 2,016.7	$ (22.1)	$ 3,218.0			$ 3,253.7
Balance (in shares) at Dec. 31, 2024			235,753,600